Summary of significant accounting policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

The significant accounting policies that have been applied in the preparation of the unaudited consolidated interim financial statements are identical to those that were applied in preparation of the Company’s interim most recent annual financial statements in connection with its Annual Report on Form 20-F, with the exception of the following:

In May 2021, the Financial Accountings Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2021-04, “Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815- 40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options” (“ASU 2021-04”). The guidance became effective for the Company on January 1, 2022. The Company adopted the guidance on January 1, 2022 and has concluded the adoption did not have a material impact on its unaudited consolidated financial statements.